SEGMENTED INFORMATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
OPERATING SEGMENT RESULTS
Gold revenues		$ 368.2		$ 170.2
Copper revenues		226.1		203.8
Silver revenues		10.2		14.7
Total revenues		604.5		388.7
Operating expenses		325.4		198.3
Depreciation and depletion		239.9		160.1
Revenue less cost of goods sold		39.2		30.3
Corporate administration		23.2		23.7
Corporate restructuring	[1]	4.1	[2]	4.2	[3]
Share-based payment expenses		0.7		5.1
Asset Impairment		1,054.8		268.4
Exploration and business development		3.0		6.4
Income (loss) from operations		(1,046.6)		(277.5)
Finance income		1.5		1.1
Finance costs		(69.0)		(12.8)
Other gains (losses)		18.1		46.6
(Loss) earnings before taxes		(1,096.0)		(242.6)
Income tax recovery (expense)		(25.2)		(84.6)
(Loss) earnings from continuing operations	[4]	(1,070.8)		(158.0)
Loss from discontinued operations, net of tax	[4]	(154.9)		50.0
Net (loss) earnings		(1,225.7)		(108.0)
Rainy River [Member]
OPERATING SEGMENT RESULTS
Gold revenues		270.6		33.6
Copper revenues		0.0		0.0
Silver revenues		3.8		0.7
Total revenues	[5]	274.4		34.3
Operating expenses		179.9		38.5
Depreciation and depletion		78.3		14.1
Revenue less cost of goods sold		16.2		(18.3)
Corporate administration		0.0		0.0
Corporate restructuring		0.0	[2]	0.0	[3]
Share-based payment expenses		0.0		0.0
Asset Impairment		836.6		268.4
Exploration and business development		0.5		2.2
Income (loss) from operations		(820.9)		(288.9)
Finance income		0.2		0.0
Finance costs		(3.0)		(1.7)
Other gains (losses)		12.1		12.2
(Loss) earnings before taxes		(811.6)		(278.4)
Income tax recovery (expense)		(39.6)		86.0
(Loss) earnings from continuing operations		(851.2)		(192.4)
Loss from discontinued operations, net of tax		0.0		0.0
Net (loss) earnings		(851.2)		(192.4)
New Afton [Member]
OPERATING SEGMENT RESULTS
Gold revenues		83.8		94.1
Copper revenues		226.1		203.8
Silver revenues		4.2		4.1
Total revenues	[5]	314.1		302.0
Operating expenses		104.3		107.1
Depreciation and depletion		158.2		139.3
Revenue less cost of goods sold		51.6		55.6
Corporate administration		0.0		0.0
Corporate restructuring		0.0	[2]	0.0	[3]
Share-based payment expenses		0.0		0.0
Asset Impairment		0.0		0.0
Exploration and business development		0.5		1.4
Income (loss) from operations		51.1		54.2
Finance income		0.1		0.0
Finance costs		(1.4)		(1.0)
Other gains (losses)		(0.8)		2.4
(Loss) earnings before taxes		49.0		55.6
Income tax recovery (expense)		31.3		(0.2)
(Loss) earnings from continuing operations		80.3		55.4
Loss from discontinued operations, net of tax		0.0		0.0
Net (loss) earnings		80.3		55.4
Cerro San Pedro [Member]
OPERATING SEGMENT RESULTS
Gold revenues		13.8		42.5
Copper revenues		0.0		0.0
Silver revenues		2.2		9.9
Total revenues	[5]	16.0		52.4
Operating expenses		41.2		52.7
Depreciation and depletion		3.4		6.7
Revenue less cost of goods sold		(28.6)		(7.0)
Corporate administration		0.0		0.0
Corporate restructuring		0.0	[2]	0.0	[3]
Share-based payment expenses		0.0		0.0
Asset Impairment		0.0		0.0
Exploration and business development		0.0		0.0
Income (loss) from operations		(28.6)		(7.0)
Finance income		0.1		0.2
Finance costs		(0.8)		(0.5)
Other gains (losses)		(0.5)		(1.2)
(Loss) earnings before taxes		(29.8)		(8.5)
Income tax recovery (expense)		0.1		(0.7)
(Loss) earnings from continuing operations		(29.7)		(9.2)
Loss from discontinued operations, net of tax		0.0		0.0
Net (loss) earnings		(29.7)		(9.2)
Corporate [Member]
OPERATING SEGMENT RESULTS
Gold revenues		0.0		0.0
Copper revenues		0.0		0.0
Silver revenues		0.0		0.0
Total revenues	[5]	0.0		0.0
Operating expenses		0.0		0.0
Depreciation and depletion		0.0		0.0
Revenue less cost of goods sold		0.0		0.0
Corporate administration		23.2		23.7
Corporate restructuring		4.1	[2]	4.2	[3]
Share-based payment expenses		0.7		5.1
Asset Impairment		0.0		0.0
Exploration and business development		1.9		0.6
Income (loss) from operations		(29.9)		(33.6)
Finance income		1.1		0.9
Finance costs		(63.6)		(9.4)
Other gains (losses)		7.1		0.3
(Loss) earnings before taxes		(85.3)		(41.8)
Income tax recovery (expense)		0.9		2.9
(Loss) earnings from continuing operations		(84.4)		(38.9)
Loss from discontinued operations, net of tax		0.0		0.0
Net (loss) earnings		(84.4)		(38.9)
Other [Member]
OPERATING SEGMENT RESULTS
Gold revenues	[6]	0.0		0.0
Copper revenues	[6]	0.0		0.0
Silver revenues	[6]	0.0		0.0
Total revenues	[5]	0.0		0.0	[6]
Operating expenses	[6]	0.0		0.0
Depreciation and depletion	[6]	0.0		0.0
Revenue less cost of goods sold	[6]	0.0		0.0
Corporate administration	[6]	0.0		0.0
Corporate restructuring	[6]	0.0	[2]	0.0	[3]
Share-based payment expenses	[6]	0.0		0.0
Asset Impairment	[6]	218.2		0.0
Exploration and business development	[6]	0.1		2.2
Income (loss) from operations	[6]	(218.3)		(2.2)
Finance income	[6]	0.0		0.0
Finance costs	[6]	(0.2)		(0.2)
Other gains (losses)	[6]	0.2		32.9
(Loss) earnings before taxes	[6]	(218.3)		30.5
Income tax recovery (expense)	[6]	32.5		(3.4)
(Loss) earnings from continuing operations	[6]	(185.8)		27.1
Loss from discontinued operations, net of tax	[6]	0.0		0.0
Net (loss) earnings	[6]	(185.8)		27.1
Discontinued operations [member]
OPERATING SEGMENT RESULTS
Gold revenues	[7]	0.0		0.0
Copper revenues	[7]	0.0		0.0
Silver revenues	[7]	0.0		0.0
Total revenues	[5]	0.0		0.0	[7]
Operating expenses	[7]	0.0		0.0
Depreciation and depletion	[7]	0.0		0.0
Revenue less cost of goods sold	[7]	0.0		0.0
Corporate administration	[7]	0.0		0.0
Corporate restructuring	[7]	0.0	[2]	0.0	[3]
Share-based payment expenses	[7]	0.0		0.0
Asset Impairment	[7]	0.0		0.0
Exploration and business development	[7]	0.0		0.0
Income (loss) from operations	[7]	0.0		0.0
Finance income	[7]	0.0		0.0
Finance costs	[7]	0.0		0.0
Other gains (losses)	[7]	0.0		0.0
(Loss) earnings before taxes	[7]	0.0		0.0
Income tax recovery (expense)	[7]	0.0		0.0
(Loss) earnings from continuing operations	[7]	0.0		0.0
Loss from discontinued operations, net of tax	[7]	(154.9)		50.0
Net (loss) earnings	[7]	$ (154.9)		$ 50.0

[1]	In 2018, the Company recognized a restructuring charge of $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization. In 2017, the Company recognized a restructuring charge of $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.
[2]	In 2018, the Company recognized a restructuring charge of approximately $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.
[3]	In 2017, the Company recognized a restructuring charge of approximately $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.
[4]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.
[5]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
[6]	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
[7]	Refer to Note 15 for further information on discontinued operations.